Offerings - Offering: 1	Dec. 01, 2025 USD ($)
Offering:
Fee Previously Paid	false
Transaction Valuation	$ 81,913,022.1
Fee Rate	0.01381%
Amount of Registration Fee	$ 11,312.19
Offering Note
(1)
The transaction valuation is estimated solely for purposes of calculating the filing fee only. The transaction valuation was estimated by multiplying: (A) 45,007,155 common shares, no par value, of the Registrant entitled to receive consideration in the transaction, consisting of the sum of (i) 43,108,362 issued and outstanding common shares, (ii) 227,255 common shares subject to RSU awards and (iii) 1,671,538 common shares subject to in-the-money Options; and (B) $1.82, being the total consideration expected to be paid per Share in the transaction (including the estimated value of any non-cash
consideration).

(2)
The amount of the filing fee was calculated in accordance with Rule
0-11
under the Securities Exchange Act of 1934, as amended, and Fee Rate Advisory #1 for Fiscal Year 2026, effective October 1, 2025, by multiplying the transaction value by 0.00013810 (which equals a fee of $138.10 for each $1,000,000 of the aggregate amount of the transaction valuation.